Fair Value (Fair Value on a Nonrecurring Basis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	$ 426	$ 1,050
Impaired collateral-dependent loans	1,126	1,767
OREO, Provision (Credit)	(299)	(1,110)
Impaired collateral-dependent loans, Provision (Credit)	(86)	(665)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	0	0
Impaired collateral-dependent loans	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	0	0
Impaired collateral-dependent loans	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	426	1,050
Impaired collateral-dependent loans	$ 1,126	$ 1,767